Commitments (Details) (USD $)	Dec. 31, 2011
Future minimum lease commitments
2012	$ 884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063
Total	$ 14,205,174